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May 10, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:  Initial Registration Statement on Form S-1 for

Brighthouse Life Insurance Company of NY

Brighthouse Shield® Level II 6-Year Annuity

Dear Commissioners:

On behalf of Brighthouse Life Insurance Company of NY (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form S-1 (the “Registration Statement”) for certain individual single premium deferred index-linked separate account annuity contracts (the “Contracts”). Exhibits not included with this filing and certain other information will be added, and clarifying or stylistic changes will be made, by pre-effective amendment.

The Registration Statement includes certain revisions describing new Contract features, and the following changes are being presented for the first time:

•   New Interim Value calculation method

•   Performance Lock feature

•   Holding Account

•   Uncapped Cap Rate

•   Step Rate Edge rate crediting type

•   Expanded term length options

•   Nasdaq-100 Index®

If you have any questions or comments regarding the Registration Statement, please call the undersigned at (202) 965-8139. We greatly appreciate the Staff’s efforts in assisting the Company with this filing.

Sincerely,

Carlton Fields, P.A.

Carlton Fields, P.A. practices law in California through Carlton Fields, LLP.

Securities and Exchange Commission

/s/ W. Thomas Conner

W. Thomas Conner

Attorney at Law

Carlton Fields

cc:	Michele H. Abate, Vice President & Associate General Counsel, Brighthouse Financial, Inc.

 Alyson Saad, Managing Corporate Counsel, Brighthouse Financial, Inc.

 Samantha Rawleigh, Corporate Counsel, Brighthouse Financial, Inc.